Property and Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Property and Equipment, Net [Abstract]
Property and Equipment, Net

5. Property and Equipment, Net

Property and equipment, net consisted of the following:

	March 31,	December 31,
	2026	2025
Lab equipment	$3,113	$3,113
Production equipment	2,276	2,276
Computer equipment	654	654
Office equipment	101	101
Total	6,144	6,144
Less: Accumulated depreciation	(5,182)	(5,109)
Property and equipment, net	$962	$1,035

Depreciation expense was $73 and $61 for the three months ended March 31, 2026 and 2025, respectively.

5. Property and Equipment, Net

Property and equipment consisted of the following:

	December 31,	December 31,
	2025	2024
Lab equipment	$3,113	$3,106
Production equipment	2,276	2,249
Computer equipment	654	648
Office equipment	101	102
Total	6,144	6,105
Less: Accumulated depreciation	(5,109)	(4,830)
Property and equipment, net	$1,035	$1,275

Depreciation expense was $302 and $173 for the years ended December 31, 2025 and 2024, respectively.